ALLIANCE MUNICIPAL TRUST -VIRGINIA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-95.9%
          VIRGINIA-95.9%
          ALEXANDRIA IDR
          (Supervisors/Curriculum) VRDN (a)
$ 2,350   7/01/22                                  3.50%      $2,350,000
          ALEXANDRIA IDR
          Res. Rec.: (Alexandria/Arlington)
          AMT VRDN (a)
  5,600   12/01/16                                 4.10        5,600,000
          AMELIA COUNTY IDA
          (Chambers Waste Systems, Inc)
          AMT VRDN (a)
  4,990   7/01/07                                  3.65        4,990,000
          ARLINGTON COUNTY
          (Ballston Public Parking
          Facility Project)
          Series '84 VRDN (a)
  5,400   8/01/17                                  3.35        5,400,000
          BOTETOURT COUNTY IDA
          (Emkay Holdings L.L.C. Project)
          Series '95 AMT VRDN (a)
  6,700   10/01/05                                 3.65        6,700,000
          BOTETOURT COUNTY IDA
          (Virginia Forge Co. Project)
          Series '96 AMT VRDN (a)
  1,000   7/01/11                                  3.55        1,000,000
          BRISTOL IDA
          (Bristol Health Care Center)
          Series '86 VRDN (a)
  2,085   6/01/10                                  4.30        2,085,000
          CAMPBELL COUNTY PCR
          (Georgia Pacific Power) AMT VRDN (a)
  3,000   12/01/19                                 3.70        3,000,000
          CHARLES CITY IDA
          (Chambers Dev. of VA, Inc.)
          Series '89 AMT VRDN (a)
  1,100   10/01/04                                 3.65        1,100,000
          CHARLES CITY IDA
          (Chambers Dev. of VA, Inc.)
          Series '96 AMT VRDN (a)
  1,500   4/01/16                                  3.65%       1,500,000
          CHESAPEAKE IDA
          (LTD Associates) VRDN (a)
  1,770   3/01/11                                  3.55        1,770,000
          CHESTERFIELD COUNTY IDA
          (Philip Morris Co.) VRDN (a)
  5,900   4/01/09                                  3.80        5,900,000
          FAIRFAX COUNTY IDA HOSPITAL REVENUE
          (INOVA Health Systems)
          Series '88C VRDN (a)
  1,050   10/01/25                                 3.50        1,050,000
          FLUVANNA COUNTY IDA
          (Edgecomb Metals Co.) VRDN (a)
  2,100   12/01/09                                 3.50        2,100,000
          FREDERICKSBURG IDA
          (MWH Medicorp) Series '91A FGIC
    500   8/15/98                                  5.90          501,197
          HAMPTON REDEVELOPMENT HFA
          (TWP Apts. Project)
          Series '98 VRDN (a)
  3,300   2/01/28                                  3.60        3,300,000
          HAMPTON ROADS JAIL AUTHORITY
          Regional Jail Fac.
          Series '96B VRDN (a)
  4,600   7/01/16                                  3.45        4,600,000
          HAMPTON ROADS SANITATION DISTRICT
          (Sewer Rev.) Series '89
  2,360   7/01/99                                  3.72        2,437,482
          HENRICO COUNTY IDA
          (White Oak Semiconductor-A)
          AMT VRDN (a)
  6,000   10/01/27                                 3.65        6,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          HENRICO COUNTY IDA
          (White Oak Semiconductor-B)
          AMT VRDN (a)
$ 1,000   10/01/27                                 3.65%      $1,000,000
          HENRY COUNTY IDA
          (Amfibe, Inc. Project)
          Series '98 AMT VRDN (a)
  3,000   1/01/13                                  3.70        3,000,000
          KING GEORGE COUNTY IDA
          (Birchwood Power Partners)
          AMT VRDN (a)
  2,700   11/01/25                                 3.95        2,700,000
          KING GEORGE COUNTY IDA
          (Birchwood Power Partners)
          AMT VRDN (a)
  6,100   4/01/26                                  3.95        6,100,000
          KING GEORGE COUNTY IDA
          (Birchwood Power Partners)
          Series '97 AMT VRDN (a)
  1,700   3/01/27                                  3.95        1,700,000
          KING GEORGE COUNTY IDA
          (Garnet of VA, Inc.)
          Series '96 AMT VRDN (a)
  4,000   9/01/21                                  3.55        4,000,000
          LOUDOUN COUNTY IDA
          Residential Care Facility:
          (Falcons Landing Project)
          Series '98 VRDN (a)
  5,000   11/01/28                                 3.50        5,000,000
          LOUDOWN COUNTY IDA
          (Kinder-Care Learning Centers)
          Series A VRDN (a)
    394   6/01/02                                  3.70          394,000
          METRO DC AIRPORTS AUTHORITY
          (Virginia General Airport Revenue)
          Series A AMT FGIC
  1,125   10/01/98                                 3.90        1,132,994
          NEWPORT NEWS GO
          Pre-Refunded
    500   10/15/98                                 3.75%         513,454
          NEWPORT NEWS GO
          Pre-Refunded
    525   10/15/98                                 3.85          536,233
          NORFOLK GO
          Pre-Refunded
    450   10/01/98                                 3.80          462,443
          NORFOLK GO
          Series A
  1,680   2/01/99                                  3.78        1,691,616
          PENINSULA PORTS AUTHORITY
          (Dominion Terminal Project)
          Series '87D VRDN (a)
  1,800   7/01/16                                  3.85        1,800,000
          PENINSULA PORTS AUTHORITY IDR
          (Ziegler Coal Project)
          Series '97 AMT VRDN (a)
  1,000   5/01/22                                  3.90        1,000,000
          PORTSMOUTH IDA
          (Fairwood Homes Project)
          Series A VRDN (a)
  4,705   11/01/27                                 3.55        4,705,000
          RICHMOND HFA MFHR
          (Old Manchester Project)
          Series '95A VRDN (a)
  2,000   12/01/25                                 3.55        2,000,000
          RICHMOND REDEVELOPMENT MFHR
          (Tobacco Row) Series '89B-2
          AMT VRDN (a)
  1,000   10/01/24                                 3.90        1,000,000
          RICHMOND REDEVELOPMENT MFHR
          (Tobacco Row) Series '89B-8
          AMT VRDN (a)
  3,555   10/01/24                                 3.90        3,555,000
          ROCKINGHAM COUNTY IDA
          (Eastern Mennonite University)
          Series '95 VRDN (a)
  1,000   1/03/17                                  3.55        1,000,000


2



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SMYTHE COUNTY IDA
          (Summit Products Project)
          AMT VRDN (a)
$   800   3/01/06                                  3.60%     $   800,000
          VIRGINIA BEACH DEVELOPMENT AUTHORITY
          (Kinder-Care Learning Centers)
          Series D VRDN (a)
    866   10/01/00                                 3.70          866,000
          VIRGINIA BEACH MFHR
          (Dam Neck Square Apts.)
          Series '97 VRDN (a)
    900   2/01/17                                  3.55          900,000
          VIRGINIA COLLEGE
          BUILDING AUTHORITY
          (Equipment Leasing Program)
          Series '95
  2,920   8/01/98                                  3.80        2,922,835
          VIRGINIA HDA
          (AHC Service Corp.- Lee Gardens)
          Series '87A VRDN (a)
  5,300   9/01/17                                  4.10        5,300,000
          VIRGINIA HDA
          Series G Subseries G-1 AMT
  3,200   7/01/99                                  3.77        3,264,605
          Total Municipal Bonds
          (amortized cost $118,727,859)                     $118,727,859

          COMMERCIAL PAPER-3.9%
          VIRGINIA-3.9%
          HAMPTON HOSPITAL REVENUE
          (Sentara Health System)
          Series '97B
  2,100   9/11/98                                  3.75%       2,100,000
          NORFOLK HOSPITAL REVENUE
          (Sentara Hospital)
  2,700   9/15/98                                  3.75        2,700,000
          Total Commercial Paper
          (amortized cost $4,800,000)                          4,800,000

          TOTAL INVESTMENTS-99.8%
          (amortized cost $123,527,859)                      123,527,859
          Other assets less liabilities-0.2%                     294,129

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          123,830,013 shares outstanding)                   $123,821,988


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT  Alternative Minimum Tax
     FGIC Financial Guaranty Insurance Company
     GO   General Obligation
     HAD  Housing Development Authority
     HFA  Housing Finance Agency/Authority
     IDA  Industrial Development Authority
     IDR  Industrial Development Revenue
     MFHR Multi-Family Housing Revenue
     PCR  Pollution Control Revenue

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $4,144,546

EXPENSES
  Advisory fee (Note B)                                $  546,241
  Distribution assistance and administrative
    service (Note C)                                      439,267
  Custodian fees                                           69,475
  Transfer agency (Note B)                                 37,256
  Printing                                                 10,916
  Audit and legal fees                                      9,422
  Registration fees                                         9,169
  Trustees' fees                                            2,641
  Amortization of organization expense                      1,701
  Miscellaneous                                             1,594
  Total expenses                                        1,127,682
  Less: expense reimbursement and fee waiver             (106,495)
  Net expenses                                                        1,021,187

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,123,359


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1998   JUNE 30,1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  3,123,359   $  2,395,719
  Net change in unrealized appreciation
  of investments                                             -0-          (745)
  Net increase in net assets from operations          3,123,359      2,394,974

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,123,359)    (2,395,719)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                   45,046,894    (10,781,003)
  Total increase (decrease)                          45,046,894    (10,781,748)

NET ASSETS
  Beginning of year                                  78,775,094     89,556,842
  End of year                                      $123,821,988   $ 78,775,094


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the portfolio from July 1, 1997 to October 15, 1997 for expenses exceeding .80% of its average daily net assets, from October 16, 1997 to October 26, 1997 for expenses exceeding .85% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding .90% of its average daily net assets and from November 20, 1997 to January 5, 1998 for expenses exceeding .95% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $63,064.


6


NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 1998.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $273,121, of which $43,431 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $166,146, of which $91,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $123,830,013. Transactions, all at $1.00 per share, were as follows:

                                                     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        1998           1997
                                                   -------------  -------------
Shares sold                                         278,295,208    159,430,948
Shares issued on reinvestments of dividends           3,123,359      2,395,719
Shares redeemed                                    (236,371,673)  (172,607,670)
Net increase(decrease)                               45,046,894    (10,781,003)


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    OCTOBER 25,
                                                      YEAR ENDED JUNE 30,             1994(A)
                                            -------------------------------------     THROUGH
                                                1998         1997         1996     JUNE 30, 1995
                                            -----------  -----------  -----------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .029         .028         .029         .023

LESS: DIVIDENDS
Dividends from net investment income           (.029)       (.028)       (.029)       (.023)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           2.90%        2.83%        2.97%        3.48%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $123,822      $78,775      $89,557      $66,921
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%         .80%         .78%         .44%(d)
  Expenses, before waivers and
    reimbursements                              1.03%        1.15%        1.15%        1.30%(d)
  Net investment income (b)                     2.86%        2.78%        2.91%        3.48%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO

We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


9



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AVAAR